Acquisition (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the consideration paid for HDI (USA) and the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

At July 3, 2012
(in thousands)

Consideration:
Fair value of previously held equity interests	$5,439
Fair value of Himax Display Inc.’s ordinary shares	270
Cash	3
Total consideration transferred	$5,712

Acquisition related costs included in G&A expense	$347

Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets	$632
Property and equipment	267
Other assets	35
Intangible assets	6,157
Current liabilities	(78)
Other liabilities	(1,610)
Deferred income taxes	(983)
Total identifiable net assets acquired	4,420
Goodwill	$1,292